Submission	Jun. 16, 2025
Submission [Line Items]
Central Index Key	0001495153
Registrant Name	MakeMyTrip Ltd
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES